Financial Instruments and Related Risk Management (Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	$ 9,467	$ 11,291
Short-term debt	1,815	2,142
Lease liabilities, including current portion	1,525
Bonds Issued Undiscounted Cash Flows	15,339
Carrying Amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	9,024
Carrying amount of liability	21,606
Short-term debt	1,815
Long-term debt, including current portion	9,425	8,582
Lease liabilities, including current portion	1,326
Derivatives	16
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	27,719
Long-term debt, including current portion	9,214	$ 8,344
Lease liabilities, including current portion	1,525
Bank Borrowings Undiscounted Cash Flows	1,815
Payables and accrued charges, contractual cash flows	9,024
Derivatives	16
Bonds Issued Undiscounted Cash Flows	15,339
Not later than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	368
Bank Borrowings Undiscounted Cash Flows	1,815
Payables and accrued charges, contractual cash flows	9,024
Bonds Issued Undiscounted Cash Flows	966
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	12,189
Lease liabilities, including current portion	368
Derivatives	16
Later than one year and not later than three years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	484
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	2,324
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	2,808
Lease liabilities, including current portion	484
Derivatives	0
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	222
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	1,556
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	1,778
Lease liabilities, including current portion	222
Derivatives	0
Over 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	451
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	10,493
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	10,944
Lease liabilities, including current portion	451
Derivatives	$ 0